Note 10 - Convertible and Non-convertible Promissory Notes - Schedule of Debt 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt discount		$ 0	$ (1,239)
Long-Term Debt		6,161	26,480
Current Maturities net of debt discount		(6,161)	(24,851)
Long-term maturities net of debt discount		0	1,629
Term Loans [Member]
Long-Term Debt, Gross	$ 7,072	6,161	$ 27,719
Convertible and Non-convertible Notes [Member]
Long-Term Debt, Gross	7,072	6,161
Debt discount	(306)	0
Long-Term Debt	6,766	6,161
Current Maturities net of debt discount	(6,766)	(6,161)
Long-term maturities net of debt discount	$ 0	$ 0